Commitments, third-party guarantees, contingent assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Contractual obligations
The following tables show the breakdown of the third-party commitments and contractual obligations as of December 31, 2020 and 2019:

2020	Total	2021	2022 and 2023	2024 and 2025	Subsequent

Corporate debt	993,725	23,648	2,036	450,169	517,872
Loans with credit institutions (project debt)	4,123,856	261,800	583,259	770,507	2,508,290
Notes and bonds (project debt)	1,113,758	50,558	100,911	109,884	852,405
Purchase commitments*	1,709,660	93,791	160,211	172,776	1,282,881
Accrued interest estimate during the useful life of loans	2,309,597	286,724	541,652	468,060	1,013,161

2019	Total	2020	2021 and 2022	2023 and 2024	Subsequent

Corporate debt	723,791	28,706	200,504	200,926	293,655
Loans with credit institutions (project debt)	4,105,915	241,116	504,921	598,837	2,761,041
Notes and bonds (project debt)	746,433	28,304	51,508	56,192	610,429
Purchase commitments*	1,758,147	84,881	186,222	173,622	1,313,422
Accrued interest estimate during the useful life of loans	2,472,070	294,676	549,320	471,535	1,156,539